INTERIM CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Operating expenses:
Research and development, net	$ 7,036	$ 6,977	$ 14,319	$ 12,037	$ 22,045
General and administrative	3,761	2,917	7,574	4,570	11,599
Operating loss	10,797	9,894	21,893	16,607	33,644
Finance expenses	1,336	3,230	1,604	4,204	20,259
Finance expenses (income)	(18,169)	(34)	(14,052)	(330)	(1,042)
Loss (income) before taxes on income	(6,036)	13,090	9,445	20,481	52,861
Taxes on income	74	0	100	0	70
Net loss (income)	(5,962)	13,090	9,545	20,481	52,931
Items that will be reclassified subsequently to profit or loss:
Actuarial net loss of defined benefit plans	0	0	83	0	(2)
Changes in the fair value of available for sale financial assets	(9)	86	(42)	135	9
Total comprehensive loss (income)	$ (5,971)	$ 13,176	$ 9,586	$ 20,616	$ 52,938
Net loss (income) per share:
Basic net loss (income) per share (in dollars per share)	$ (0.23)	$ 18.97	$ 0.38	$ 29.69	$ 10.53
Diluted net loss (income) per share (in dollars per share)	$ 0.44	$ 18.97	$ 0.87	$ 29.69	$ 10.53